FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands		Jun. 30, 2018	Jun. 30, 2017
Liabilities:
Total liabilities measured at fair value on a recurring basis		$ 412	$ 487
Fair Value, Measurements, Recurring [Member]
Liabilities:
Derivative financial liability	[1]	412	487
Total liabilities measured at fair value on a recurring basis		412	487
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Derivative financial liability	[1]	0	0
Total liabilities measured at fair value on a recurring basis		0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Derivative financial liability	[1]	0	0
Total liabilities measured at fair value on a recurring basis		0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Derivative financial liability	[1]	412	487
Total liabilities measured at fair value on a recurring basis		$ 412	$ 487

[1]	The derivative financial liability represents the fair value of the non-conversion compensation feature (note 13). The Company engaged an independent third-party appraiser to assist with the valuation of the feature. The Company is ultimately responsible for the fair value of the non-conversion compensation feature recorded in the consolidated financial statements. The Company adopted the binomial model to assess the fair value of such feature as of year-end. The non-conversion compensation feature is equal to the difference between the fair value of the whole Convertible Bond with the non-conversion compensation feature and the whole Convertible Bond without the non-conversion feature. The significant unobservable inputs used in the fair value measurement of the non-conversion compensation feature includes the risk-free rate of return, expected volatility, expected life of the Convertible Bond and expected ordinary dividend yield. The changes in fair value of the non-conversion compensation feature during fiscal year 2017 and 2018 are shown in the following table.